UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



                  Investment Company Act file number 811-21606
                                                     ---------

                             Tilson Investment Trust
                            ------------------------
               (Exact name of registrant as specified in charter)


           145 East 57th Street, Suite 1100, New York, New York 10022
           ----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                       Date of fiscal year end: October 31
                                                ----------


                     Date of reporting period: July 31, 2005
                                               -------------

Item 1.  SCHEDULE OF INVESTMENTS

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Market Value                                                          Market Value
                                       Shares      (Note 1)                                                Shares       (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 35.55%                                              *  Anheuser-Busch Co. Inc., 01/19/2008
                                                                         Strike $35.00                      12,500    $    146,250
Beverages - 0.40%                                                   *  Costco Wholesale Corp., 01/20/2007
     Anheuser-Busch Companies            500     $     22,175            Strike $35.00                       6,000          80,400
                                                 ------------       *  Freddie Mac, 01/20/2007
                                                                         Strike $65.00                       3,000          19,800
Diversified Financial Services - 0.45%                              *  Laboratory Corp., 01/20/2007
     Freddie Mac                         400           25,312            Strike $40.00                       1,000          13,500
                                                 ------------       *  McDonald's Corp., 01/20/2007
Holding Companies - Diversified - 3.90%                                  Strike $25.00                       3,000          22,800
     Resource America, Inc.           12,000          217,080       *  McDonald's Corp., 01/20/2007
                                                 ------------            Strike $30.00                       4,000          17,600
Home Furnishings - 1.79%                                            *  Microsoft Corp., 01/19/2008
     Whirlpool Corporation             1,250           99,975             Strike $25.00                     40,000         168,000
                                                 ------------       *  Pfizer Inc., 01/20/2007
Insurance - 7.24%                                                         Strike $25.00                      1,400           5,460
 *   Berkshire Hathaway Inc.             145          403,390       *  Wal-Mart Stores Inc., 01/20/2007
                                                 ------------            Strike $45.00                      16,700         133,600
Pharmaceuticals - 0.67%                                             *  Wal-Mart Stores Inc., 01/20/2007
     Pfizer, Inc.                      1,400           37,100             Strike $50.00                      7,000          33,600
                                                 ------------       *  Wendy's International Inc., 01/20/2007
Real Estate Investment Trust - 0.09%                                     Strike $35.00                       7,000         128,100
 *   First Union Real Estate Equity &                               *  Wendy's International Inc., 01/20/2007
        Mortgage Investments           1,300            4,745             Strike $40.00                      3,800          55,480
                                                 ------------       *  Whirlpool Corporation, 01/20/2007
Retail - 16.48%                                                           Strike $60.00                        800          19,120
                                                                                                                      ------------
     CKE Restaurants, Inc.            14,000          181,440
     Costco Wholesale Corp.            3,500          160,895       Total Call Options Purchased
     Foot Locker Inc.                  2,500           62,500          (Cost $756,661)                                     870,060
     McDonald's Corporation            2,800           87,276                                                         ------------
 *   Sears Holdings Corporation        1,700          262,191       INVESTMENT COMPANY - 8.74%
     Wal-Mart Stores, Inc.             2,800          138,180       Evergreen Institutional
     Wendy's International, Inc.         500           25,850          Money Market Fund                   243,757         243,757
                                                 ------------       Merrimac Cash Series
                                                      918,332          Nottingham Shares                   243,757         243,757
                                                 ------------
Semiconductors - 4.53%
 *   Freescale Semiconductor, Inc.     9,900          252,648
                                                 ------------
                                                                    Total Investment Company
Total Common Stocks (Cost $1,887,901)               1,980,757         (Cost $487,514)                                      487,514
                                                 ------------                                                         ------------

CALL OPTIONS PURCHASED - 15.62%                                     Total Investments (Cost $3,132,076) -  59.91%    $   3,338,330
(Note 2)                                                            Other Assets less Liabilities - 40.09%               2,233,756
 *   Anheuser-Busch Co. Inc., 01/20/2007                                                                             -------------
        Strike $45.00                  4,000          14,800        Net Assets - 100.00%                             $   5,572,086
 *   Anheuser-Busch Co. Inc., 01/20/2007                                                                             -------------
        Strike $50.00                  7,000          11,550            *Non-income producing investment.


                                                                                                                       (Continued)

TILSON FOCUS FUND

Schedule of Investments
(Unaudited)

As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------  -----------------------------------------------------------------
Aggregate  cost for financial  reporting  and federal  income tax  Note 1 - Investment Valuation purposes is the same. Unrealized  appreciation/(depreciation)  of
investments for federal income tax purposes is as follows:              The Fund's  investments  in securities are carried at value.
                                                                        Securities  listed on an  exchange  or quoted on a  national
Aggregate gross unrealized appreciation    $   304,372                  market  system are valued at the last sales price as of 4:00
Aggregate gross unrealized depreciation    $   (98,118)                 p.m.   Eastern  Time.   Other   securities   traded  in  the
                                                                        over-thecounter  market and listed  securities  for which no
Net unrealized appreciation                $   206,254                  sale was reported on that date are valued at the most recent
                                           ===========                  bid price.  Securities  and assets for which  representative market  quotations are not readily  available  (e.g., if the exchange  on which the  portfolio  security  is  principally
Summary of Investments by Industry                                      traded  closes  early or if the  trading  of the  particular
                                % of Net                                portfolio  security  is halted  during  the day and does not
Industry                         Assets        Value                    resume prior to the Fund's net asset value  calculation)  or
-----------------------------------------------------                   which cannot be  accurately  valued using the Fund's  normal
Beverages                         3.50%   $   194,775                   pricing procedures are valued at fair value as determined in
Diversified Financial Services    0.81%        45,112                   good  faith  under  policies  approved  by the  Trustees.  A
Holding Company - Diversified     3.90%       217,080                   portfolio  security's "fair value" price may differ from the
Home Furnishings                  2.14%       119,095                   price next available for that  portfolio  security using the
Insurance                         7.24%       403,390                   Fund's normal pricing procedures.  Investment  companies are
Investment Company                8.75%       487,514                   valued at net asset value. Instruments with maturities of 60
Medical                           0.24%        13,500                   days  or  less  are   valued  at   amortized   cost,   which
Pharmaceuticals                   0.76%        42,560                   approximates market value.
Real Estate Investment Trust      0.09%         4,745
Retail                           27.96%     1,557,912
Semiconductors                    4.53%       252,648              Note 2 - Option Writing
-----------------------------------------------------
Total                            59.91%   $ 3,338,330                   When the Fund  writes  an  option,  an  amount  equal to the premium  received by the Fund is recorded as a liability and is  subsequently  adjusted to the current  fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as  realized  gains from  investments.  The  difference between  the  premium  and the amount  paid on  effecting  a closing purchase transaction, include brokerage commissions, is also treated as a realized gain or loss  (depending on if the  premium  is less than the amount  paid for the  closing purchase  transaction).  If a call option is exercised,  the premium  is  added  to the  proceeds  from  the  sale of the underlying  security or currency in determining  whether the
                                                                        Fund  has  realized  a gain  or  loss.  If a put  option  is exercised,  the  premium  reduces  the  cost  basis  of  the securities purchased by the Fund. The Fund, as the writer of the option,  bears the risk of an unfavorable  change in the price of the security underlying the written option.

Tilson Dividend Fund

Schedule of Investments
(Unaudited)


As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                                Market Value                                                           Market Value
                                       Shares      (Note 1)                                                  Shares      (Note 1)
-----------------------------------------------------------------   ----------------------------------------------------------------

COMMON STOCKS - 68.17%                                              INVESTMENT COMPANIES - 14.11%

Auto Parts & Equipment - 7.53%                                          Evergreen Institutional Money Market
     Bandag, Incorporated              3,800     $    152,380             Fund                              144,318      $ 144,318
     MileMarker International, Inc.   24,000           88,080           Merrimac Cash Series Nottingham
                                                 ------------             Shares                            144,318        144,318
                                                      240,460         a Sleep Country Canada
                                                 ------------             Income Fund (note 2)               10,000        161,764
Food - 8.69%
u    Industrias Bachoco S.A.           6,500          127,985       Total Investment Company (Cost $288,636)               450,400
u    Tesco plc                         8,600          149,640                                                         ------------
                                                 ------------
                                                      277,625       Total Investments (Cost $2,440,547) - 82.28%      $  2,627,892
                                                 ------------       Other Assets less Liabilities - 17.72%                 566,075
Healthcare - Services - 4.28%                                                                                         ------------
*    Laboratory Corporation of America
        Holdings                       2,700          136,809       Net Assets - 100.00%                              $  3,193,967
                                                 ------------                                                         ============

Internet - 3.55%                                                    Aggregate  cost for financial  reporting  and federal income tax
*    Netflix Inc.                      6,100         113,216        purposes is the same. Unrealized  appreciation/(depreciation) of
                                                 -----------        investments for federal income tax purposes is as follows:

Iron/Steel - 4.92%                                                  Aggregate gross unrealized appreciation           $    197,002
u    POSCO                             3,150         157,185        Aggregate gross unrealized depreciation                 (9,657)
                                                 -----------
                                                                    Net unrealized appreciation                       $    187,345
Mining - 4.70%                                                                                                        ============
     Newmont Mining Corporation        4,000         150,200
                                                 -----------        *  Non-income producing investment.
                                                                    u  ADR's.
Pipelines - 3.89%                                                   a  Canadian
     Kinder Morgan, Inc.               1,400         124,404
                                                 -----------        The following acronyms and abbreviations are used in this
                                                                    portfolio:
Retail - 9.31%
     Ark Restaurants Corp.             3,500         108,605        ADR - American Depositary Receipt
*    Barnes & Noble, Inc.              1,800          73,836        PLC - Public Limited Company
     Costco Wholesale Corporation      2,500         114,925        SA - Sociedad Anonima (Mexican)
                                                 -----------
                                                     297,366
                                                 -----------
Semiconductors - 2.79%
*    Cree, Inc.                        3,000          88,950
                                                 -----------
Software - 12.31%
*    EPIQ Systems, Inc.                5,100          89,811
*    Intuit Inc.                       2,800         134,400
     Microsoft Corporation             6,600         169,026
                                                 -----------
                                                     393,237
                                                 -----------
Telecommunications - 6.20%
     Atlantic Tele-Network, Inc.       3,600         115,200
*    Netgear, Inc.                     4,000          82,840
                                                 -----------
                                                     198,040
                                                 -----------

Total Common Stocks (Cost $2,002,204)              2,177,492
                                                 -----------
See Notes to Financial Statements                                                                                       (Continued)


Tilson Dividend Fund

Call Options Written
(Unaudited)


As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
                                      Shares                                                              Shares
                                    Subject to    Market Value                                           Subject to    Market Value
                                       Call         (Note 3)                                                Call          (Note 3)
-----------------------------------------------------------------   ----------------------------------------------------------------

Common Stocks, Expiration Date, Exercise Price                       Common Stocks, Expiration Date, Exercise Price
                                                                        (Continued)
*    Cree, Inc., 9/17/2005
        Strike $25.00                    500       $ 2,650           *  Newmont Mining Corporation, 1/21/2006
*    Netgear, Inc., 9/17/2005                                            Strike $40.00                      1,000     $      2,250
        Strike $15.00                    700         3,990           *  Newmont Mining Corporation, 1/21/2006
*    Newmont Mining Corporation, 9/17/2005                                 Strike $45.00                    1,000              900
        Strike $40.00                  1,000           650                                                            ------------
*    EPIQ Systems, Inc., 10/22/2005
           Total (Premiums Received $34,356)                                                                          $     75,920
        Strike $15.00                    700         1,890                                                            ------------
*    Laboratory Corporation of America Holdings, 11/19/2005
        Strike $50.00                    300           810
*    Netflix Inc., 12/17/2005
        Strike $12.50                  1,800        10,980
*    Netflix Inc., 12/17/2005
        Strike $15.00                  1,800         7,740
*    Netgear, Inc., 12/17/2005
        Strike $15.00                  1,500         9,150
*    Netgear, Inc., 12/17/2005
        Strike $20.00                    700         1,890
*    Netgear, Inc., 12/17/2005
        Strike $17.50                  1,100         4,510
*    Newmont Mining Corporation, 12/17/2005
        Strike $40.00                  1,000         1,750
*    Barnes & Noble, Inc., 1/21/2006
        Strike $40.00                    600         2,220
*    Costco Wholesale Corporation, 1/21/2006
        Strike $45.00                    500         1,700
*    Costco Wholesale Corporation, 1/21/2006
        Strike $47.50                    300           630
*    Cree, Inc., 1/21/2006
        Strike $25.00                  1,200         7,320
*    Cree, Inc., 1/21/2006
        Strike $30.00                  1,300         4,290
*    EPIQ Systems, Inc., 1/21/2006
        Strike $17.50                  1,200         2,040
*    Intuit Inc., 1/21/2006
        Strike $50.00                    900         1,935
*    Netflix Inc., 1/21/2006
        Strike $17.50                  2,500         6,625

See Notes to Financial Statements
                                                        (Continued)

Tilson Dividend Fund

Notes to Financial Statements
(Unaudited)


As of July 31, 2005
------------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------    ----------------------------------------------------------------

Note 1 - Investment Valuation                                       Note 3 - Option Writing

The Fund's  investments  in  securities  are  carried at value.     When the Fund writes an option,  an amount equal to the premium
Securities listed on an exchange or quoted on a national market     received  by  the  Fund  is  recorded  as a  liability  and  is
system  are  valued  at the last  sales  price as of 4:00  p.m.     subsequently  adjusted to the current  fair value of the option
Eastern Time. Other securities  traded in the  over-the-counter     written.  Premiums  received  from writing  options that expire
market and listed  securities for which no sale was reported on     unexercised  are treated by the Fund on the expiration  date as
that date are valued at the most  recent bid price.  Securities     realized gains from  investments.  The  difference  between the
and assets for which  representative  market quotations are not     premium  and the amount paid on  effecting  a closing  purchase
readily available (e.g., if the exchange on which the portfolio     transaction,  include brokerage commissions, is also treated as
security is  principally  traded  closes early or if trading of     a realized  gain or loss  (depending  on if the premium is less
the particular  portfolio security is halted during the day and     than the amount paid for the closing purchase transaction).  If
does  not  resume   prior  to  the   Fund's  net  asset   value     a call  option  is  exercised,  the  premium  is  added  to the
calculation)  or which  cannot be  accurately  valued using the     proceeds from the sale of the  underlying  security or currency
Fund's normal  pricing  procedures  are valued at fair value as     in determining whether the Fund has realized a gain or loss. If
determined  in  good  faith  under  policies  approved  by  the     a put option is exercised,  the premium  reduces the cost basis
Trustees.  A portfolio security's "fair value" price may differ     of the  securities  purchased  by the Fund.  The  Fund,  as the
from the price next available for that portfolio security using     writer of an  option,  bear the market  risk of an  unfavorable
the Fund's normal pricing procedures.  Investment companies are     change  in the price of the  security  underlying  the  written
valued at net asset value.  Instruments  with  maturities of 60     option.
days or less are valued at amortized cost,  which  approximates market value.

Note 2 - Foreign Currency Translation
                                                                    Industry of Investments by Industry
Portfolio   securities   and  other   assets  and   liabilities                                            % of Net
denominated  in foreign  currencies  are  translated  into U.S.     Industry                                 Assets       Value
dollars based on the exchange rate of such  currencies  against     ---------------------------------------------------------------
U.S.  dollars on the date of valuation.  Purchases and sales of     Auto Parts & Equipment                     7.53%      $ 240,460
securities and income items  denominated in foreign  currencies     Food                                       8.69%        277,625
are translated into U.S. dollars at the exchange rate in effect     Healthcare - Services                      4.28%        136,809
on the transaction date.                                            Internet                                   3.55%        113,216
                                                                    Iron/Steel                                 4.92%        157,185
                                                                    Investment Company                        14.11%        450,400
The Fund does not  separately  report  the effect of changes in     Mining                                     4.70%        150,200
foreign  exchange  rates  from  changes  in  market  prices  on     Pipelines                                  3.89%        124,404
securities  held. Such changes are included in net realized and     Retail                                     9.31%        297,366
unrealized gain or loss from investments.                           Semiconductors                             2.79%         88,950
                                                                    Software                                  12.31%        393,237
Realized  foreign  exchange gains or losses arise from sales of     Telecommunications                         6.20%        198,040
foreign  currencies,  currency gains or losses realized between     ---------------------------------------------------------------
the trade and settlement  dates on securities  transactions and     Total                                     82.28%     $2,627,892
the  difference  between  the  recorded  amounts of  dividends, interest,  and foreign  withholding  taxes, and the U.S. dollar equivalent  of the  amounts  actually  received  or  paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign  exchange  rates on foreign  denominated  assets and liabilities  other than  investments in securities  held at the end of the reporting period.

Item 2.  CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Tilson Investment Trust


By: (Signature and Title)   /s/ Whitney R. Tilson
                            ______________________________
                            Whitney R. Tilson
                            Trustee, President, and Principal Executive Officer

Date: September 15, 2005







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)   /s/ Whitney R. Tilson
                            ______________________________
                            Whitney R. Tilson
                            Trustee, President, and Principal Executive Officer
                            Tilson Investment Trust

Date: September 15, 2005






By:  (Signature and Title)  /s/ Glenn H. Tongue
                            ______________________________
                            Glenn H. Tongue
                            Vice President, Treasurer, and Principal Financial Officer
                            Tilson Investment Trust

Date: September 15, 2005